Allowance for Loan Losses (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of performing and nonperforming loans by class
Financing Receivable	$ 322,382	$ 359,860
Performing [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	319,703	358,705
Non-Performing [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	9,480	7,862
Commercial [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	41,390	45,907
Commercial [Member] | Performing [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	40,953	45,578
Commercial [Member] | Non-Performing [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	437	329
Real estate - commercial [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	103,304	114,944
Real estate - commercial [Member] | Performing [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	100,272	112,202
Real estate - commercial [Member] | Non-Performing [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	3,032	2,742
Other real estate construction [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	25,052	31,601
Other real estate construction [Member] | Performing [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	22,107	29,517
Other real estate construction [Member] | Non-Performing [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	2,945	2,084
Real estate 1 - 4 family construction [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	3,080	5,543
Real estate 1 - 4 family construction [Member] | Performing [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	3,080	5,543
Real estate - residential [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	94,032	101,847
Real estate - residential [Member] | Performing [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	91,525	99,406
Real estate - residential [Member] | Non-Performing [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	2,507	2,441
Home equity [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	48,517	51,413
Home equity [Member] | Performing [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	47,959	51,158
Home equity [Member] | Non-Performing [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	558	255
Consumer loans [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	12,986	14,710
Consumer loans [Member] | Performing [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	12,985	14,699
Consumer loans [Member] | Non-Performing [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	1	11
Other loans [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	822	602
Other loans [Member] | Performing [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	$ 822	$ 602